Investor A C Institutional And Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE GLOBAL FUND, INC. - Investor C Shares	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 174
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,076
Expense Example, No Redemption, 10 Years	$ 2,140